Basis of preparation - Disclosure of principal exchange rates used to translate other currencies (Details)	12 Months Ended
	Dec. 31, 2024 $ / €	Dec. 31, 2024 $ / € $ / €	Dec. 31, 2024 $ / € $ / €	Dec. 31, 2024 $ / € £ / €	Dec. 31, 2024 $ / € zł / €	Dec. 31, 2024 $ / € SFr / €	Dec. 31, 2024 R$ / € $ / €	Dec. 31, 2024 $ / € ¥ / €	Dec. 31, 2024 $ / € ¥ / €	Dec. 31, 2023 $ / €	Dec. 31, 2023 $ / € $ / €	Dec. 31, 2023 $ / € $ / €	Dec. 31, 2023 $ / € £ / €	Dec. 31, 2023 $ / € zł / €	Dec. 31, 2023 $ / € SFr / €	Dec. 31, 2023 $ / € R$ / €	Dec. 31, 2023 $ / € ¥ / €	Dec. 31, 2023 $ / € ¥ / €	Dec. 31, 2022 $ / €	Dec. 31, 2022 $ / € $ / €	Dec. 31, 2022 $ / € $ / €	Dec. 31, 2022 $ / € £ / €	Dec. 31, 2022 $ / € zł / €	Dec. 31, 2022 $ / € SFr / €	Dec. 31, 2022 $ / € R$ / €	Dec. 31, 2022 $ / € ¥ / €	Dec. 31, 2022 $ / € ¥ / €	Dec. 31, 2024 $ / €	Dec. 31, 2024 $ / €	Dec. 31, 2024 £ / €	Dec. 31, 2024 zł / €	Dec. 31, 2024 SFr / €	Dec. 31, 2024 ₺ / €	Dec. 31, 2024 R$ / €	Dec. 31, 2024 $ / €	Dec. 31, 2024 ¥ / €	Dec. 31, 2024 ¥ / €	Dec. 31, 2023 $ / €	Dec. 31, 2023 $ / €	Dec. 31, 2023 £ / €	Dec. 31, 2023 zł / €	Dec. 31, 2023 SFr / €	Dec. 31, 2023 ₺ / €	Dec. 31, 2023 R$ / €	Dec. 31, 2023 $ / €	Dec. 31, 2023 ¥ / €	Dec. 31, 2023 ¥ / €	Dec. 31, 2022 $ / €	Dec. 31, 2022 $ / €	Dec. 31, 2022 £ / €	Dec. 31, 2022 zł / €	Dec. 31, 2022 SFr / €	Dec. 31, 2022 ₺ / €	Dec. 31, 2022 R$ / €	Dec. 31, 2022 $ / €	Dec. 31, 2022 ¥ / €	Dec. 31, 2022 ¥ / €
Corporate information and statement of IFRS compliance [abstract]
Average foreign exchange rate	1.082	1.482	19.806	0.847	4.306	0.953	5.828	7.786	163.844	1.081	1.460	19.193	0.870	4.544	0.972	5.401	7.657	151.854	1.054	1.370	21.203	0.853	4.686	1.005	5.441	7.079	137.931
Closing foreign exchange rate	1.039	1.039	1.039	1.039	1.039	1.039	1.039	1.039	1.039	1.105	1.105	1.105	1.105	1.105	1.105	1.105	1.105	1.105	1.067	1.067	1.067	1.067	1.067	1.067	1.067	1.067	1.067	1.495	21.550	0.829	4.273	0.941	36.769	6.435	1,071.106	7.583	163.060	1.464	18.723	0.869	4.348	0.926	32.603	5.350	893.404	7.851	156.330	1.444	20.856	0.887	4.690	0.985	19.953	5.568	188.915	7.358	140.660